Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Operating activities
Net income	[2]	$ 4,543,000,000	[1]	$ 3,304,000,000	[1],[3]	$ 2,543,000,000	[4]
Net (income) loss attributable to noncontrolling interests		(13,000,000)		(2,000,000)		13,000,000
Net income applicable to shareholders of The Bank of New York Mellon Corporation	[2],[4]	4,530,000,000		3,302,000,000		2,556,000,000
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses		70,000,000		119,000,000		39,000,000
Pension plan contributions		(5,000,000)		(6,000,000)		(7,000,000)
Depreciation and amortization	[4]	1,803,000,000		1,887,000,000		1,778,000,000
Goodwill impairment		0		0		680,000,000
Deferred tax (benefit)	[4]	(345,000,000)		(383,000,000)		183,000,000
Net securities losses		85,000,000		68,000,000		443,000,000
Change in trading assets and liabilities		(5,639,000,000)		436,000,000		7,015,000,000
Change in accruals and other, net	[4]	188,000,000		489,000,000		2,381,000,000
Net cash provided by operating activities		687,000,000		5,912,000,000		15,068,000,000
Investing activities
Change in interest-bearing deposits with banks		(91,000,000)		1,943,000,000		1,540,000,000
Change in interest-bearing deposits with the Federal Reserve and other central banks		20,056,000,000		(18,730,000,000)		7,812,000,000
Purchases of securities held-to-maturity		(4,525,000,000)		(341,000,000)		(2,497,000,000)
Paydowns of securities held-to-maturity		4,400,000,000		4,675,000,000		7,168,000,000
Maturities of securities held-to-maturity		4,775,000,000		1,766,000,000		1,610,000,000
Purchases of securities available-for-sale		(43,621,000,000)		(23,422,000,000)		(32,336,000,000)
Sales of securities available-for-sale		6,812,000,000		11,229,000,000		14,990,000,000
Paydowns of securities available-for-sale		7,573,000,000		3,898,000,000		5,215,000,000
Maturities of securities available-for-sale		15,239,000,000		19,748,000,000		11,573,000,000
Net change in loans		(4,888,000,000)		(801,000,000)		1,423,000,000
Change in federal funds sold and securities purchased under resale agreements		(12,282,000,000)		(4,597,000,000)		5,294,000,000
Purchases of premises and equipment/capitalized software		(1,469,000,000)		(1,220,000,000)		(1,346,000,000)
Other, net		(1,458,000,000)		42,000,000		(572,000,000)
Net cash (used for) provided by investing activities		(9,479,000,000)		(5,810,000,000)		19,874,000,000
Financing activities
Change in deposits		9,895,000,000		3,456,000,000		(37,009,000,000)
Change in federal funds purchased and securities sold under repurchase agreements		(481,000,000)		2,148,000,000		790,000,000
Change in payables to customers and broker-dealers		1,678,000,000		(5,030,000,000)		(1,488,000,000)
Change in other borrowed funds		(242,000,000)		73,000,000		(344,000,000)
Change in commercial paper		301,000,000		0		0
Net proceeds from the issuance of long-term debt		5,737,000,000		6,487,000,000		9,929,000,000
Repayments of long-term debt		(5,963,000,000)		(6,059,000,000)		(4,000,000,000)
Proceeds from the exercise of stock options		0		0		9,000,000
Issuance of common stock		17,000,000		16,000,000		14,000,000
Treasury stock acquired		(3,064,000,000)		(2,604,000,000)		(124,000,000)
Redemption of preferred stock		0		(500,000,000)		0
Common cash dividends paid		(1,348,000,000)		(1,262,000,000)		(1,165,000,000)
Preferred cash dividends paid		(194,000,000)		(225,000,000)		(211,000,000)
Amortization of preferred stock discount		0		5,000,000		0
Other, net		2,000,000		(24,000,000)		(55,000,000)
Net cash provided by (used for) financing activities		6,338,000,000		(3,519,000,000)		(33,654,000,000)
Effect of exchange rate changes on cash		(311,000,000)		230,000,000		358,000,000
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash		(2,765,000,000)		(3,187,000,000)		1,646,000,000
Cash and due from banks and restricted cash at beginning of period		8,342,000,000		11,529,000,000		9,883,000,000
Cash and due from banks and restricted cash at end of period		5,577,000,000		8,342,000,000		11,529,000,000
Cash and due from banks at end of period (unrestricted cash)		4,178,000,000		4,922,000,000		5,030,000,000
Restricted cash at end of period		1,399,000,000		3,420,000,000		6,499,000,000
Cash and due from banks and restricted cash at end of period		5,577,000,000		8,342,000,000		11,529,000,000
Supplemental disclosures
Interest paid		21,374,000,000		16,021,000,000		3,307,000,000
Income taxes paid		1,276,000,000		882,000,000		449,000,000
Income taxes refunded		$ 61,000,000		$ 17,000,000		$ 11,000,000

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.